SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($)	Oct. 22, 2021	Oct. 22, 2021	Oct. 12, 2021	Oct. 12, 2021
Subsequent Event [Line Items]
Annual salary			$ 150,000
Payment for Incentive Fee				$ 50,000
Annual performance bonus			$ 100,000	$ 100,000
Number of shares issued	8,000,000
Chairman [Member]
Subsequent Event [Line Items]
Number of shares, vested		141,667
Lead Independent Director [Member]
Subsequent Event [Line Items]
Number of shares, vested		141,667
Director [Member]
Subsequent Event [Line Items]
Number of shares, vested		127,778
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Number of shares, expected to vest	1,111,111	1,111,111
Vesting term		vesting over 3 years with the first vesting anniversary on June 1, 2022
Chief Technology Officer [Member]
Subsequent Event [Line Items]
Number of shares, expected to vest	277,778	277,778
Vesting term		vesting over 3 years with the first vesting anniversary on June 1, 2022
Chief Financial Officer [Member]
Subsequent Event [Line Items]
Number of shares, expected to vest	277,778	277,778
Vesting term		vesting over 3 years with the first vesting anniversary on June 1, 2022